Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,286	$ 1,951
Net income/(loss)	913	1,220
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2	30
Depreciation, depletion and amortization	588	583
Impairment of assets	2	14
Deferred taxation	135	182
Other non cash items	(91)	(155)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	23	50
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(186)	(8)
Inventories	(200)	(119)
Accounts payable and other current liabilities	100	154
Net cash (used)/generated in investing activities	(1,819)	(1,103)
Increase in non-current investments	(297)	(215)
Net associates and equity accounted joint ventures loans advanced	(63)	(13)
Additions to property, plant and equipment	(1,135)	(939)
Interest capitalized and paid	(8)	0
Expenditure on intangible assets	(52)	(6)
Proceeds on sale of mining assets	4	12
Proceeds on sale of investments	93	79
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary acquired/(disposed)	5	(11)
Acquisition of subsidiary and loan	(335)	0
Loans receivable repaid	0	3
Change in restricted cash	(31)	(22)
Net cash generated/(used) by financing activities	544	(253)
Repayments of debt	(212)	(259)
Issuance of stock	2	3
Proceeds from debt	1,212	106
Debt issue costs	(29)	0
Acquisition of noncontrolling interests	(215)	0
Dividends (Paid)/Received	(214)	(103)
Net increase/(decrease) in cash and cash equivalents	11	595
Effect of exchange rate changes on cash	0	(106)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - September 30,	1,123	1,075
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	687	1,016
Net income/(loss)	900	1,188
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	13	565
Depreciation, depletion and amortization	236	276
Impairment of assets	0	11
Deferred taxation	36	176
Other non cash items	(1,015)	(1,455)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	577	144
Receivables	(27)	20
Inventories	(40)	22
Accounts payable and other current liabilities	5	68
Net cash (used)/generated in investing activities	(751)	(373)
Increase in non-current investments	(3)	(31)
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	(377)	(352)
Interest capitalized and paid	0
Expenditure on intangible assets	(36)	(6)
Proceeds on sale of mining assets	0	5
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	(335)
Loans receivable repaid		3
Change in restricted cash	0	(1)
Net cash generated/(used) by financing activities	(235)	(235)
Repayments of debt	0	(98)
Issuance of stock	2	3
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	(237)	(140)
Net increase/(decrease) in cash and cash equivalents	(299)	408
Effect of exchange rate changes on cash	4	(89)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - September 30,	93	471
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(524)	57
Net income/(loss)	432	576
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(26)	(17)
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(469)	(635)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(489)	117
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	28	16
Net cash (used)/generated in investing activities	(177)	(72)
Increase in non-current investments	(197)	(69)
Net associates and equity accounted joint ventures loans advanced	0	(3)
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	926	226
Repayments of debt	(200)	(150)
Issuance of stock	(99)	110
Proceeds from debt	949	100
Debt issue costs	(21)
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	297	166
Net increase/(decrease) in cash and cash equivalents	225	211
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - September 30,	683	325
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	1,211	981
Net income/(loss)	720	2,045
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	(1,088)
Depreciation, depletion and amortization	352	307
Impairment of assets	2	3
Deferred taxation	99	6
Other non cash items	347	19
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	21	49
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(88)	(261)
Receivables	(159)	(28)
Inventories	(160)	(141)
Accounts payable and other current liabilities	67	70
Net cash (used)/generated in investing activities	(891)	(658)
Increase in non-current investments	(97)	(115)
Net associates and equity accounted joint ventures loans advanced	(63)	(10)
Additions to property, plant and equipment	(758)	(587)
Interest capitalized and paid	(8)
Expenditure on intangible assets	(16)	0
Proceeds on sale of mining assets	4	7
Proceeds on sale of investments	73	79
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	5	(11)
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	(31)	(21)
Net cash generated/(used) by financing activities	(235)	(347)
Repayments of debt	(12)	(11)
Issuance of stock	99	(110)
Proceeds from debt	263	6
Debt issue costs	(8)
Acquisition of noncontrolling interests	(215)
Dividends (Paid)/Received	(362)	(232)
Net increase/(decrease) in cash and cash equivalents	85	(24)
Effect of exchange rate changes on cash	(4)	(17)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - September 30,	347	279
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(88)	(103)
Net income/(loss)	(1,139)	(2,589)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	570
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	1,046	1,916
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary acquired/(disposed)	0	0
Acquisition of subsidiary and loan	0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	88	103
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	88	103
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - September 30,	$ 0	$ 0